SUMMARY OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected life	5 years
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life		9 months 18 days
Volatility	127.54%	94.00%
Risk-free interest rate	3.76%	1.46%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life		2 years 7 months 24 days
Volatility	145.99%	193.00%
Risk-free interest rate	4.04%	3.71%